SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Short-Term Investments

Short-term investments consisted of the following as of December 31, 2012 and 2013:

	December 31,
	2012	2013	2013
	RMB	RMB	US$

- Fixed rate time deposits	139,314,900	250,486,050	41,377,347
- Investment contracts
- Huaneng Trust (1), (2)	600,000,000	—	—
- China Merchant Bank (3), (4)	—	1,597,200,000	263,838,645
- Minsheng Baoteng Plan (5)	—	952,000,000	157,259,197

Total short-term investments	739,314,900	2,799,686,050	462,475,189

(1)	In April 2012, the Group made an investment of RMB300,000,000, with a maturity term of one year, in Huaneng Guicheng Trust (“Huaneng Trust”), which was used to fund Ningbo Poly Real Estate Co., Ltd. (“Ningbo Poly”), a real estate development company with operations throughout the PRC. The short-term investment, after deducting management fees charged by the Huaneng Trust, was expected to yield a net return to the Group of 8.5%. The principal and interest of the investment were guaranteed by Poly HK Co. Ltd., a company listed on the Hong Kong Stock Exchange and Poly Real Estate Group Limited, a subsidiary of Poly HK Co., Ltd. Proceeds with respect to this investment were received by the Group on April 9, 2013.
(2)	In June 2012, the Group made another investment in Huaneng Trust of RMB300,000,000, with a maturity term of one year, which was used to fund a short-term loan provided to China Enterprise, a commercial and residential real estate development company with operations throughout the PRC. The short-term investment, after deducting management fees charged by Huaneng Trust, was expected to yield a net return to the Group of 8.3%. The principal and interest of the investment loan were guaranteed by a regional real estate company in Shanghai. Proceeds with respect to this investment were received by the Group on the maturity date, June 20, 2013.
(3)	In June 2013, the Group made an investment with China Merchant Bank, Shanghai Branch, in the amount of RMB800,000,000 (US$132,150,586), as a pledge for the loan obtained from China Merchant Bank, Hong Kong Branch (Note 12). This short-term investment has a maturity term of one year and is expected to yield a return of 5% to the Group.
(4)	In August and September 2013, the Group made investments with China Merchant Bank in the aggregate amount of RMB797,200,000 (US$131,688,059). The investments have maturity terms of six months and are expected to yield a return of 4.8% to the Group.
(5)	In August and September 2013, the Group made investments in the Minsheng Baoteng Plan with Minsheng Royal Asset Management in the aggregate amount of RMB952,000,000 (US$157,259,197). The short-term investments have maturity terms of one year and are expected to yield a return of 6% to the Group.